Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 23,714	€ 22,725	€ 23,769
Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	107,916	101,874
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(83,683)	(78,751)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(519)	(398)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,641	2,660	2,829
Land and buildings | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,097	8,624
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,375)	(5,905)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(81)	(59)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,165	17,752	18,676
Plant and machinery | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	91,319	86,779
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(72,742)	(68,713)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(412)	(314)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	576	552	623
Furniture, tools and other items | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,157	4,697
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,566)	(4,133)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15)	(12)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,332	1,761	€ 1,641
PP&E in progress | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,343	1,774
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (11)	€ (13)